Long-Term Debt - Additional Information (Detail) - USD ($)				4 Months Ended	12 Months Ended
	Dec. 20, 2017	May 22, 2017	Dec. 05, 2016	Apr. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Required offer price to repurchase senior notes if change of control repurchase event and downgrade below investment grade credit rating occurs	101.00%				101.00%
Redemption price percentage of principal amount of notes redeemed		100.00%
Maximum consolidated debt reduction for unrestricted cash and cash equivalents for debt covenant calculation					$ 200,000,000
Outstanding letters of credit					45,028,000
Additional interest expense					1,443,000	$ 1,367,000	$ 1,280,000
Scenario, Forecast
Debt Instrument [Line Items]
Increase in annual interest expense due to ongoing amortization of the terminated value of the swap agreements				$ 463,000
Minimum
Debt Instrument [Line Items]
Reduction of consolidated debt in the debt ratio calculation					$ 50,000,000
Including Acquisition Bridge Debt | Maximum
Debt Instrument [Line Items]
Debt covenant					3.50
Excluding Acquisition Bridge Debt | Maximum
Debt Instrument [Line Items]
Debt covenant					3.75
Revolving Facility
Debt Instrument [Line Items]
Credit facility commitment			$ 700,000,000
Senior unsecured revolving facility, maturity period			5 years
Debt instrument maturity period					Dec. 05, 2022
Debt intrument exteded maturity period					1 year
Outstanding letters of credit					$ 2,301,000	2,507,000
Short-term Line of Credit
Debt Instrument [Line Items]
Credit facility commitment					5,000,000
Outstanding borrowing under credit facility					$ 0	0
6.60% Senior Notes, Due 2018
Debt Instrument [Line Items]
Interest rate on notes	6.60%				6.60%
Maturity year					2018
Senior notes	$ 300,000,000				$ 300,000,000
Maturity date	Apr. 15, 2018				Apr. 15, 2018
7% Debentures, Due 2025
Debt Instrument [Line Items]
Interest rate on notes					7.00%
Maturity year					2025
Senior notes					$ 125,000,000
Maturity date					Dec. 01, 2025
6.25% Senior Notes, Due 2037
Debt Instrument [Line Items]
Interest rate on notes					6.25%
Maturity year					2037
Senior notes					$ 230,000,000
Maturity date					May 01, 2037
4.25% Senior Notes, Due 2024
Debt Instrument [Line Items]
Interest rate on notes					4.25%
Maturity year					2024
Senior notes					$ 400,000,000
Maturity date					Jul. 02, 2024
3.450% Senior Notes, Due 2027
Debt Instrument [Line Items]
Interest rate on notes					3.45%
Maturity year					2027
Senior notes		$ 300,000,000			$ 300,000,000
Debt instrument, redemption description					The 3.450% Senior Notes may be redeemed in whole or in part prior to March 1, 2027 at a make-whole redemption price, or on or after March 1, 2027 at a redemption price equal to 100% of the principal amount of the notes to be redeemed, and in either case plus unpaid interest, if any, accrued thereon to, but excluding, the date of redemption.
Maturity date					Jun. 01, 2027
3.500% Senior Notes, Due 2027
Debt Instrument [Line Items]
Interest rate on notes					3.50%
Maturity year					2027
Senior notes	$ 500,000,000				$ 500,000,000
Maturity date					Dec. 15, 2027
4.250% Senior Notes, Due 2047
Debt Instrument [Line Items]
Interest rate on notes					4.25%
Maturity year					2047
Senior notes	600,000,000				$ 600,000,000
Maturity date					Dec. 15, 2047
Floating Rate Notes, Due 2019
Debt Instrument [Line Items]
Maturity year					2019
Senior notes	$ 300,000,000				$ 300,000,000
Maturity date	Dec. 20, 2019				Dec. 20, 2019
Floating Rate Notes, Due 2020
Debt Instrument [Line Items]
Maturity year					2020
Senior notes		$ 300,000,000			$ 300,000,000
Maturity date					May 22, 2020
Floating Rate Notes, Due 2020 | Three-month LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate		0.65%
Trade Receivable Facility
Debt Instrument [Line Items]
Credit facility commitment					$ 300,000,000
Debt instrument maturity period					Sep. 26, 2018
Credit facility borrowing base					$ 338,784,000	$ 332,302,000
Trade Receivable Facility | London Interbank Offered Rate(LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate					0.725%